Subsequent Events	6 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

On March 19, 2024, the Company entered into a series of subscription agreements (collectively, the “Subscription Agreements”) with three purchasers, each an unrelated third party to the Company (collectively, the “Purchasers”). Pursuant to the Subscription Agreements, the Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 1,500,000 Class A ordinary shares of the Company, par value $0.01 per share (the “Shelf Takedown Shares”), at a purchase price of $2.86 per share, and for an aggregate purchase price of $4,290,000. The Shelf Takedown Shares were offered under the Company’s registration statement on Form F-3 (File No. 333-266130), initially filed with the U.S. Securities and Exchange Commission on July 14, 2022 and declared effective on November 18, 2022. The transaction closed on March 21, 2024.

An extraordinary general meeting of shareholders of the Company was held on March 26, 2024. It was resolved, by way of special resolution passed by the holders of the Company’s issued and outstanding Class A ordinary shares, that each holder of Class B ordinary shares shall be entitled to exercise 100 votes for each Class B ordinary share they hold (the “Class B Variation”). The Company separately obtained a written consent from the shareholders holding not less than two-thirds of issued Class B ordinary to the Class B Variation. It was further resolved, as an ordinary resolution, that the authorized share capital of the Company be increased from US$60,000 divided into 4,400,000 Class A ordinary shares of par value US$0.01 each, 600,000 Class B ordinary shares of par value US$0.01 each and 1,000,000 Class C ordinary shares of par value US$0.01 each, to US$760,000 divided into 64,400,000 Class A ordinary shares of par value US$0.01 each, 10,600,000 Class B ordinary shares of par value US$0.01 each and 1,000,000 Class C ordinary shares of par value US$0.01 each.

The Company has evaluated subsequent events through the date the financial statements were available to be issued. Other than the above events, no other matters were identified affecting the accompanying financial statements or related disclosures.